INVESTMENTS, DEBT AND DERIVATIVES - Bank loans and bonds (Details) - USD ($) $ in Millions	Mar. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Utilized		$ 3,348	$ 3,707
VEON MidCo. | New credit facility
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 210
First RCF at 1.50%
Disclosure of detailed information about borrowings [line items]
Utilized		$ 0	692
First RCF at 1.50% | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.50%
Second RCF at 1.50%
Disclosure of detailed information about borrowings [line items]
Utilized		$ 0	363
Second RCF at 1.50% | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.50%
Notes at 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.00%
Utilized		$ 472	556
Notes at 6.30%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.30%
Utilized		$ 77	102
Notes at 6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.50%
Utilized		$ 0	37
Notes at 8.13%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		8.13%
Utilized		$ 0	15
Notes at 3.38%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.38%
Utilized		$ 1,014	1,093
Legacy Notes 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.00%
Utilized		$ 24	0
Legacy Notes 6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.30%
Utilized		$ 12	0
Legacy Notes 3.38%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.38%
Utilized		$ 69	0
Loan At 3.00% | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.00%
Utilized		$ 108	0
Loan At 3.00% | 6m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.00%
Utilized		$ 194	0
Notes At 0.10%
Disclosure of detailed information about borrowings [line items]
Utilized		$ 54	0
Notes At 0.10% | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.10%
Loan at 0.55% | 2026
Disclosure of detailed information about borrowings [line items]
Utilized		$ 87	128
Loan at 0.55% | 2028
Disclosure of detailed information about borrowings [line items]
Utilized		$ 47	53
Loan at 0.55% | 6m KIBOR | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.55%
Loan at 0.55% | 6m KIBOR | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.55%
Loan At 0.60% | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.60%
Utilized		$ 180	178
Loan At 0.60% | 6m KIBOR
Disclosure of detailed information about borrowings [line items]
Utilized		$ 143	142
Loan At 0.60% | 6m KIBOR | 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.60%
First loan at 0.60% with 2034 maturity date | 6m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.60%
Utilized		$ 232	0
Second loan at 0.60% with 2034 maturity date | 6m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.60%
Utilized		$ 54	0
PMCL
Disclosure of detailed information about borrowings [line items]
Utilized		25	0
Loan at 4.25%
Disclosure of detailed information about borrowings [line items]
Utilized		$ 53	81
Loan at 4.25% | Average bank deposit rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.25%
Loan at 7.00% to 12.00%
Disclosure of detailed information about borrowings [line items]
Utilized		$ 56	46
Loan at 7.00% to 12.00% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		7.00%
Loan at 7.00% to 12.00% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		12.00%
Banglalink
Disclosure of detailed information about borrowings [line items]
Utilized		$ 105	0
Loan at 17.75% to 18.50%
Disclosure of detailed information about borrowings [line items]
Utilized		$ 26	22
Loan at 17.75% to 18.50% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		17.25%
Loan at 17.75% to 18.50% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		18.50%
Loan at 15.50% to 16.50%
Disclosure of detailed information about borrowings [line items]
Utilized		$ 40	0
Loan at 15.50% to 16.50% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		15.50%
Loan at 15.50% to 16.50% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		16.50%
KaR-Tel
Disclosure of detailed information about borrowings [line items]
Utilized		$ 61	0
Loan at 20.00 to 22.00 percent
Disclosure of detailed information about borrowings [line items]
Utilized		$ 29	12
Loan at 20.00 to 22.00 percent | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		20.00%
Loan at 20.00 to 22.00 percent | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		22.00%
Loan at 25.80%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		25.80%
Utilized		$ 15	0
Unitel LLC
Disclosure of detailed information about borrowings [line items]
Utilized		77	0
Other bank loans and borrowings
Disclosure of detailed information about borrowings [line items]
Utilized		$ 94	$ 187